Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Profit for the period before tax	$ 20,358	$ 14,940
Adjustments for:
Impairment loss on insurance receivables	1,121	2,178
Loss on sale of premises and equipment	60
Depreciation	1,199	910
Amortization	672	213
Net share of (profit) loss from associates	(258)	439
Lease interest expense	91	49
Realized loss on sale of bonds at FVTOCI	321	113
Realized gain on sale of equities and mutual funds at FVTPL	(484)	(1,639)
Realized loss on sale of investment properties	1	41
Unrealized loss on investment properties	815	724
Expected credit loss on financial assets at FVOCI	32	65
Expected credit loss on financial assets at amortized cost		1
Unrealized (gain) loss on revaluation of financial assets at FVTPL	(2,128)	2,854
Share-based payment expense – restricted shares awards	779
Change in fair value of derivative financial liability	3,795	(3,347)	[1]
Loss on foreign exchange	3,175	8,658
Cash from operations before working capital changes	29,549	26,199
Term deposits	(13,604)	(25,281)
Insurance receivables	(24,954)	(65,485)
Purchase of investments	(86,820)	(129,507)
Proceeds from sale and maturity of investments	68,815	52,624
Reinsurance share of outstanding claims	922	636
Reinsurance share of unearned premiums	(16,366)	(17,932)
Deferred excess of loss premiums	11,744	10,847
Deferred policy acquisition costs	(5,911)	(9,347)
Other assets	(1,634)	(929)
Additions to investment properties	(23)	(44)
Proceeds from sale of investment properties	431	1,237
Gross outstanding claims	52,846	28,388
Gross unearned premiums	35,243	52,304
Insurance payables	10,124	22,165
Other liabilities	(804)	(2,608)
Unearned commissions	872	4,281
Income tax paid	(1,478)	(677)
Net cash from (used in) operating activities	58,952	(53,129)
Investing Activities
Acquisition of a subsidiary, net of cash acquired	(146)
Purchase of premises and equipment	(267)	(115)
Purchase of intangible assets	(1,420)	(6)
Net cash used in investing activities	(1,833)	(121)
Financing Activities
Cash injection in connection with Business Combination		120,821
Consideration paid to shareholders as deemed settlement for shares		(80,000)
Dividends paid	(8,288)
Lease liabilities payments	(339)	(318)
Net cash (used in) from financing activities	(8,627)	40,503
Net change in cash and cash equivalents	48,492	(12,747)
Net foreign exchange differences	(1,797)	(6,035)
Cash and cash equivalents at the beginning of the period	133,439	192,460
Cash and cash equivalents at the end of the period	$ 180,134	$ 173,678

[1]	The consolidated financial statements for the six months ended 30 June 2020 have been restated as per note 2.